UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.6%
Aerospace - 3.7%
Precision Castparts Corp.	7,482	$1,658,909
Rolls-Royce Holdings PLC, “C”	95,636	1,709,464
United Technologies Corp.	44,210	4,667,250

		$8,035,623
Alcoholic Beverages - 4.4%
Diageo PLC	99,480	$3,108,399
Heineken N.V.	22,172	1,557,416
Pernod Ricard S.A.	41,355	4,923,988

		$9,589,803
Apparel Manufacturers - 6.0%
Cia.Hering S.A.	109,700	$1,471,418
Compagnie Financiere Richemont S.A.	16,301	1,595,841
Li & Fung Ltd.	1,610,400	2,130,422
LVMH Moet Hennessy Louis Vuitton S.A.	34,544	6,279,834
NIKE, Inc., “B”	24,460	1,539,023

		$13,016,538
Automotive - 0.5%
Johnson Controls, Inc.	29,330	$1,179,359

Broadcasting - 4.1%
Discovery Communications, Inc., “A” (a)	13,490	$1,075,423
Publicis Groupe	20,615	1,663,062
Time Warner, Inc.	36,630	2,280,584
Viacom, Inc., “B”	15,600	1,135,212
Walt Disney Co.	43,110	2,787,062

		$8,941,343
Brokerage & Asset Managers - 2.3%
BM&F Bovespa S.A.	259,300	$1,398,027
Charles Schwab Corp.	49,630	1,096,327
Franklin Resources, Inc.	50,910	2,488,481

		$4,982,835
Business Services - 8.1%
Accenture PLC, “A”	52,060	$3,842,549
Brenntag AG	13,146	2,159,864
Cognizant Technology Solutions Corp., “A” (a)	28,000	2,026,920
Compass Group PLC	328,590	4,488,810
Experian Group Ltd.	90,089	1,689,800
Intertek Group PLC	26,386	1,214,226
LPS Brasil - Consultoria de Imoveis S.A.	131,400	1,064,401
Verisk Analytics, Inc., “A” (a)	15,780	1,015,601

		$17,502,171
Chemicals - 0.5%
Monsanto Co.	11,314	$1,117,597

Computer Software - 2.6%
Autodesk, Inc. (a)	52,000	$1,840,280
Dassault Systemes S.A.	7,869	1,034,081

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Oracle Corp.	84,640	$2,738,104

		$5,612,465
Computer Software - Systems - 3.2%
Apple, Inc.	3,349	$1,515,423
EMC Corp.	146,650	3,834,898
International Business Machines Corp.	8,486	1,655,109

		$7,005,430
Consumer Products - 5.2%
Colgate-Palmolive Co.	64,825	$3,881,073
Procter & Gamble Co.	49,410	3,967,623
Reckitt Benckiser Group PLC	47,372	3,371,905

		$11,220,601
Electrical Equipment - 8.0%
Amphenol Corp., “A”	16,800	$1,319,808
Danaher Corp.	70,910	4,775,079
Legrand S.A.	28,764	1,490,468
Mettler-Toledo International, Inc. (a)	11,291	2,490,795
Schneider Electric S.A.	20,498	1,630,990
Sensata Technologies Holding B.V. (a)	81,460	3,061,267
W.W. Grainger, Inc.	9,621	2,522,049

		$17,290,456
Electronics - 3.6%
Microchip Technology, Inc.	87,460	$3,475,660
Samsung Electronics Co. Ltd.	1,253	1,427,634
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	163,908	2,783,158

		$7,686,452
Energy - Independent - 1.1%
Occidental Petroleum Corp.	26,360	$2,347,358

Energy - Integrated - 0.6%
BG Group PLC	73,855	$1,333,056

Food & Beverages - 5.9%
Chr. Hansen Holding A.S.	25,567	$846,265
Groupe Danone	78,326	6,189,539
M. Dias Branco S.A. Industria e Comercio de Alimentos	25,300	1,025,818
Mead Johnson Nutrition Co., “A”	14,160	1,031,414
Nestle S.A.	29,380	1,990,519
PepsiCo, Inc.	19,060	1,592,272

		$12,675,827
Food & Drug Stores - 2.0%
CVS Caremark Corp.	52,870	$3,250,976
Sundrug Co. Ltd.	26,300	1,132,208

		$4,383,184
General Merchandise - 1.8%
Dollarama, Inc.	26,180	$1,889,517
Lojas Renner S.A.	31,600	836,627
Target Corp.	15,090	1,075,162

		$3,801,306

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 3.3%
Google, Inc., “A” (a)	5,644	$5,009,614
NHN Corp.	4,034	952,023
Yahoo Japan Corp.	2,358	1,257,150

		$7,218,787
Machinery & Tools - 0.8%
Schindler Holding AG	11,470	$1,642,201

Major Banks - 1.7%
HSBC Holdings PLC	87,313	$993,265
Standard Chartered PLC	115,886	2,687,565

		$3,680,830
Medical & Health Technology & Services - 1.9%
Express Scripts Holding Co. (a)	48,620	$3,187,041
Fresenius Medical Care AG & Co. KGaA	15,089	955,205

		$4,142,246
Medical Equipment - 5.8%
DENTSPLY International, Inc.	72,750	$3,119,520
Essilor International S.A.	10,456	1,169,843
Sonova Holding AG	24,749	2,733,100
Thermo Fisher Scientific, Inc.	38,250	3,484,957
Waters Corp. (a)	19,040	1,921,898

		$12,429,318
Metals & Mining - 1.1%
Rio Tinto PLC	54,320	$2,441,844

Oil Services - 3.2%
National Oilwell Varco, Inc.	16,040	$1,125,527
Saipem S.p.A.	52,164	1,113,812
Schlumberger Ltd.	56,970	4,633,370

		$6,872,709
Other Banks & Diversified Financials - 6.0%
Credicorp Ltd.	10,343	$1,228,645
HDFC Bank Ltd.	125,309	1,256,593
Itau Unibanco Holding S.A., ADR	122,402	1,560,626
Julius Baer Group Ltd.	59,347	2,695,929
MasterCard, Inc., “A”	3,114	1,901,440
Sberbank of Russia, ADR	89,112	1,027,461
Visa, Inc., “A”	18,888	3,343,365

		$13,014,059
Pharmaceuticals - 3.0%
Allergan, Inc.	12,867	$1,172,441
Bayer AG	16,710	1,941,803
Johnson & Johnson	34,970	3,269,695

		$6,383,939
Railroad & Shipping - 1.7%
Kuehne & Nagel International AG	29,860	$3,613,723

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.8%
McDonald’s Corp.	27,384	$2,685,823
Whitbread PLC	25,874	1,271,355

		$3,957,178
Specialty Chemicals - 3.6%
Croda International PLC	35,916	$1,370,848
L’Air Liquide S.A.	7,775	1,032,072
Linde AG	12,776	2,461,101
Praxair, Inc.	15,176	1,823,700
Symrise AG	25,670	1,108,170

		$7,795,891
Specialty Stores - 1.2%
Industria de Diseno Textil S.A.	18,694	$2,491,930

Trucking - 0.9%
Expeditors International of Washington, Inc.	48,740	$1,965,197
Total Common Stocks		$215,371,256

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	753,198	$753,198
Total Investments		$216,124,454

Other Assets, Less Liabilities - 0.0%		36,405
Net Assets - 100.0%		$216,160,859

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$112,928,235	$—	$—	$112,928,235
United Kingdom	25,680,537	—	—	25,680,537
France	25,413,876	—	—	25,413,876
Switzerland	14,271,313	—	—	14,271,313
Germany	8,626,143	—	—	8,626,143
Brazil	7,356,917	—	—	7,356,917
Taiwan	2,783,158	—	—	2,783,158
Spain	2,491,930	—	—	2,491,930
Japan	2,389,358	—	—	2,389,358
Other Countries	12,477,766	—	952,023	13,429,789
Mutual Funds	753,198	—	—	753,198
Total Investments	$215,172,431	$—	$952,023	$216,124,454

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 4/30/13	$—
Transfers into level 3	952,023
Balance as of 7/31/13	$952,023

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,061,408
Gross unrealized appreciation	44,911,568
Gross unrealized depreciation	(6,848,522)
Net unrealized appreciation (depreciation)	$38,063,046

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,568,106	21,350,711	(22,165,619)	753,198

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,506	$753,198

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	52.6%
United Kingdom	11.9%
France	11.8%
Switzerland	6.6%
Germany	4.0%
Brazil	3.4%
Taiwan	1.3%
Spain	1.2%
Japan	1.1%
Other Countries	6.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

July 31, 2013

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 66.0%
Asset-Backed & Securitized - 1.0%
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019 (z)	$185,487	$182,241
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040 (z)	423,107	204,513
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	118,217	117,626
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.954%, 2039	638,126	712,128
Crest Ltd., CDO, 7%, 2040 (a)(p)	501,196	25,060
Falcon Franchise Loan LLC, FRN, 7.5%, 2023 (i)(z)	836,923	121,354
Falcon Franchise Loan LLC, FRN, 11.946%, 2025 (i)(z)	315,657	47,349
First Union-Lehman Brothers Bank of America, FRN, 0.576%, 2035 (i)	5,035,802	100,071
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	310,000	311,978
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	970,000	962,531
KKR Financial CLO Ltd., “C”, FRN, 1.714%, 2021 (n)	523,730	484,450
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)	2,916,627	61,978

		$3,331,279
Automotive - 0.8%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$1,257,000	$1,242,910
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,130,000	1,198,886

		$2,441,796
Biotechnology - 0.3%
Life Technologies Corp., 6%, 2020	$960,000	$1,088,146

Broadcasting - 0.9%
CBS Corp., 5.75%, 2020	$260,000	$293,912
CBS Corp., 3.375%, 2022	911,000	878,782
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	100,000	104,000
News America, Inc., 8.5%, 2025	415,000	527,639
Vivendi S.A., 4.75%, 2022 (n)	990,000	1,000,947

		$2,805,280
Brokerage & Asset Managers - 0.9%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$940,000	$988,288
Invesco Finance PLC, 3.125%, 2022	640,000	596,137
TD Ameritrade Holding Corp., 5.6%, 2019	1,045,000	1,213,337

		$2,797,762
Building - 0.3%
CRH PLC, 8.125%, 2018	$590,000	$714,941
Owens Corning, Inc., 4.2%, 2022	385,000	376,430

		$1,091,371
Business Services - 0.1%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$490,000	$494,845

Cable TV - 1.6%
Cox Communications, Inc., 3.25%, 2022 (n)	$1,138,000	$1,039,800
DIRECTV Holdings LLC, 5.875%, 2019	370,000	418,456
Myriad International Holdings B.V., 6.375%, 2017 (n)	271,000	292,328
Myriad International Holdings B.V., 6%, 2020 (z)	524,000	541,030
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	618,000	603,368
NBCUniversal Media LLC, 5.95%, 2041	939,000	1,069,525
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,070,976

		$5,035,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.7%
Dow Chemical Co., 8.55%, 2019	$1,410,000	$1,814,295
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	364,968

		$2,179,263
Computer Software - 0.2%
Oracle Corp., 5.375%, 2040	$607,000	$675,712

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	$207,000	$193,545

Consumer Products - 0.9%
Avon Products, Inc., 4.6%, 2020	$790,000	$815,039
Mattel, Inc., 5.45%, 2041	478,000	485,184
Newell Rubbermaid, Inc., 2.05%, 2017	437,000	431,082
Newell Rubbermaid, Inc., 4.7%, 2020	570,000	609,231
Tupperware Brands Corp., 4.75%, 2021	485,000	494,470

		$2,835,006
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 2017 (n)	$353,000	$349,438

Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,392,516
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	438,560

		$1,831,076
Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3%, 2018	$344,000	$344,415
Ericsson, Inc., 4.125%, 2022	670,000	663,238

		$1,007,653
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$275,000	$266,272

Emerging Market Quasi-Sovereign - 3.4%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$218,000	$215,820
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	254,000	242,888
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	204,000	201,040
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	494,000	508,823
Comision Federal de Electricidad, 5.75%, 2042 (n)	639,000	607,050
Gaz Capital S.A., 3.85%, 2020 (n)	721,000	683,148
Gaz Capital S.A., 5.999%, 2021 (n)	570,000	599,572
Gaz Capital S.A., 4.95%, 2028 (n)	615,000	538,125
Gazprom Neft, 4.375%, 2022 (n)	201,000	185,965
Instituto Costarricense, 6.375%, 2043 (n)	208,000	188,240
Korea Gas Corp., 2.25%, 2017 (n)	700,000	691,558
Pertamina PT, 6%, 2042 (n)	201,000	173,363
Petrobras Global Finance Co., 4.375%, 2023	63,000	56,739
Petrobras International Finance Co., 7.875%, 2019	494,000	565,530
Petrobras International Finance Co., 6.75%, 2041	414,000	399,248
Petroleos Mexicanos, 5.5%, 2021	542,000	584,005
Petroleos Mexicanos, 4.875%, 2022	344,000	353,460
Petroleos Mexicanos, 6.5%, 2041	292,000	307,184
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	200,000	198,000
PTT PLC, 3.375%, 2022 (n)	331,000	309,721

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
PTT PLC, 4.5%, 2042 (n)	$354,000	$288,070
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	517,713	551,364
Rosneft, 3.149%, 2017 (n)	432,000	427,140
Rosneft, 4.199%, 2022 (n)	719,000	663,278
Sberbank of Russia, 6.125%, 2022 (n)	285,000	302,813
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	518,000	466,842
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	426,000	359,134
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	200,000	195,861

		$10,863,981
Emerging Market Sovereign - 0.6%
Republic of Colombia, 6.125%, 2041	$210,000	$229,950
Republic of Hungary, 5.375%, 2023	82,000	78,208
Republic of Indonesia, 4.875%, 2021 (n)	200,000	203,000
Republic of Philippines, 5.5%, 2026	200,000	226,500
Republic of Philippines, 6.375%, 2034	300,000	359,250
Republic of Romania, 4.375%, 2023 (n)	60,000	57,615
Republic of Slovakia, 4.375%, 2022 (n)	600,000	610,680
Russian Federation, 5.625%, 2042 (n)	200,000	206,500

		$1,971,703
Energy - Independent - 0.2%
EQT Corp., 4.875%, 2021	$431,000	$445,855
Hess Corp., 8.125%, 2019	270,000	343,611

		$789,466
Energy - Integrated - 1.3%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$295,109
BP Capital Markets PLC, 4.742%, 2021	760,000	830,800
Cenovus Energy, Inc., 4.5%, 2014	320,000	333,109
LUKOIL International Finance B.V., 3.416%, 2018 (n)	571,000	562,549
LUKOIL International Finance B.V., 4.563%, 2023 (n)	784,000	734,020
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	401,000	431,075
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	100,000	94,300
Petro-Canada Financial Partnership, 5%, 2014	860,000	904,019

		$4,184,981
Financial Institutions - 1.6%
General Electric Capital Corp., 6%, 2019	$300,000	$349,640
General Electric Capital Corp., 5.5%, 2020	710,000	804,877
General Electric Capital Corp., 3.15%, 2022	813,000	768,291
General Electric Capital Corp., 3.1%, 2023	508,000	477,595
LeasePlan Corp. N.V., 3%, 2017 (n)	870,000	871,044
LeasePlan Corp. N.V., 2.5%, 2018 (z)	286,000	277,292
NYSE Euronext, 2%, 2017	714,000	713,390
TMK Capital S.A., 6.75%, 2020 (n)	828,000	804,195

		$5,066,324
Food & Beverages - 2.2%
Anheuser-Busch InBev S.A., 7.75%, 2019	$1,100,000	$1,394,075
BRF S.A., 3.95%, 2023 (n)	994,000	854,840
Campbell Soup Co., 2.5%, 2022	363,000	332,209
Conagra Foods, Inc., 3.2%, 2023	743,000	711,050
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	101,000	103,915
Kraft Foods Group, Inc., 6.125%, 2018	720,000	847,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Mead Johnson Nutrition Co., “A”, 4.9%, 2019		$263,000	$291,999
Pernod Ricard S.A., 5.75%, 2021 (n)		594,000	669,445
SABMiller Holdings, Inc., 3.75%, 2022 (n)		904,000	920,830
Tyson Foods, Inc., 6.6%, 2016		560,000	631,942
Tyson Foods, Inc., 4.5%, 2022		448,000	461,109

			$7,218,946
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041		$1,020,000	$1,166,900

Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)		$1,092,000	$1,072,401

Gaming & Lodging - 0.1%
Hyatt Hotels Corp., 3.375%, 2023		$401,000	$375,111

Industrial - 0.2%
Johns Hopkins University, 5.25%, 2019		$587,000	$673,671

Insurance - 2.0%
Allianz AG, FRN, 5.5%, 2049	EUR	947,000	$1,268,169
American International Group, Inc., 3%, 2015		$20,000	20,638
American International Group, Inc., 5.85%, 2018		881,000	1,002,835
ING U.S., Inc., 2.9%, 2018 (n)		403,000	401,959
ING U.S., Inc., 5.7%, 2043 (z)		506,000	505,652
MetLife, Inc., 1.756%, 2017		223,000	220,906
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		430,000	446,825
Principal Financial Group, Inc., 8.875%, 2019		650,000	849,483
Prudential Financial, Inc., 6.2%, 2015		660,000	708,110
Unum Group, 7.125%, 2016		945,000	1,090,487

			$6,515,064
Insurance - Property & Casualty - 2.2%
Aon Corp., 3.5%, 2015		$760,000	$797,713
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,095,319
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	410,730
CNA Financial Corp., 5.875%, 2020		990,000	1,131,823
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		757,000	784,478
PartnerRe Ltd., 5.5%, 2020		583,000	642,284
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		920,000	989,000
ZFS Finance USA Trust V, FRN, 6.5% to 2017, FRN to 2067 (n)		1,095,000	1,166,175

			$7,017,522
International Market Quasi-Sovereign - 1.8%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	$1,298,801
Eksportfinans A.S.A., 5.5%, 2016		965,000	998,775
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		553,000	590,327
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		1,159,000	1,187,975
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		1,060,000	1,097,100
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	535,621

			$5,708,599
International Market Sovereign - 9.1%
Federal Republic of Germany, 4.25%, 2018	EUR	756,000	$1,179,839
Federal Republic of Germany, 6.25%, 2030	EUR	631,000	1,293,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Australia, 5.75%, 2021	AUD	394,000	$407,566
Government of Canada, 4.5%, 2015	CAD	658,000	679,276
Government of Canada, 4.25%, 2018	CAD	533,000	577,182
Government of Canada, 5.75%, 2033	CAD	119,000	164,314
Government of Japan, 1.8%, 2043	JPY	52,000,000	527,948
Government of Japan, 1.1%, 2020	JPY	131,000,000	1,391,384
Government of Japan, 2.1%, 2024	JPY	62,000,000	714,556
Government of Japan, 2.2%, 2027	JPY	148,300,000	1,710,447
Government of Japan, 2.4%, 2037	JPY	153,200,000	1,758,779
Kingdom of Belgium, 5.5%, 2017	EUR	977,000	1,536,060
Kingdom of Denmark, 3%, 2021	DKK	1,532,000	305,238
Kingdom of Spain, 4.6%, 2019	EUR	1,417,000	1,971,595
Kingdom of Sweden, 5%, 2020	SEK	1,100,000	204,219
Kingdom of the Netherlands, 5.5%, 2028	EUR	191,000	350,097
Republic of Austria, 4.65%, 2018	EUR	608,000	941,828
Republic of Finland, 3.875%, 2017	EUR	179,000	268,378
Republic of France, 6%, 2025	EUR	365,000	661,600
Republic of France, 4.75%, 2035	EUR	860,000	1,432,163
Republic of Iceland, 4.875%, 2016 (n)		$593,000	621,168
Republic of Iceland, 5.875%, 2022 (n)		113,000	117,238
Republic of Ireland, 4.6%, 2016	EUR	557,000	798,188
Republic of Ireland, 4.5%, 2020	EUR	279,000	391,322
Republic of Italy, 4.25%, 2015	EUR	745,000	1,031,847
Republic of Italy, 5.25%, 2017	EUR	2,230,000	3,216,125
Republic of Italy, 3.75%, 2021	EUR	1,279,000	1,699,741
State of Israel, 4%, 2022		$756,000	790,020
United Kingdom Treasury, 8%, 2021	GBP	654,000	1,429,598
United Kingdom Treasury, 4.25%, 2036	GBP	604,000	1,045,552

			$29,217,066
Internet - 0.3%
Baidu, Inc., 3.25%, 2018		$588,000	$588,993
Baidu, Inc., 3.5%, 2022		367,000	335,025

			$924,018
Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$821,681
State of Illinois (Build America Bonds), 6.725%, 2035		1,130,000	1,180,703

			$2,002,384
Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,207,619
Ferreycorp S.A.A., 4.875%, 2020 (n)		221,000	208,293

			$1,415,912
Major Banks - 7.2%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$913,000	$975,303
Bank of America Corp., 7.375%, 2014		460,000	483,069
Bank of America Corp., 6.5%, 2016		1,305,000	1,478,799
Bank of America Corp., 3.3%, 2023		1,554,000	1,462,957
Barclays Bank PLC, 5.125%, 2020		770,000	854,821
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	603,300
BNP Paribas, FRN, 3.022%, 2014		164,000	169,226
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	851,489
DBS Bank Ltd., 2.35%, 2017 (n)		980,000	994,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 5.125%, 2015	$450,000	$475,288
Goldman Sachs Group, Inc., 5.75%, 2022	1,213,000	1,350,087
HSBC Holdings PLC, 4%, 2022	1,047,000	1,069,001
HSBC USA, Inc., 4.875%, 2020	930,000	1,000,063
ING Bank N.V., 3.75%, 2017 (n)	1,233,000	1,293,743
JPMorgan Chase & Co., 2%, 2017	330,000	330,875
JPMorgan Chase & Co., 4.625%, 2021	870,000	933,346
Macquarie Bank Ltd., 5%, 2017 (n)	769,000	828,905
Macquarie Group Ltd., 6%, 2020 (n)	428,000	459,077
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	457,070
Morgan Stanley, 6%, 2014	620,000	643,929
Morgan Stanley, 7.3%, 2019	250,000	296,355
Morgan Stanley, 5.625%, 2019	420,000	464,922
Morgan Stanley, FRN, 1.523%, 2016	1,400,000	1,407,748
Royal Bank of Scotland PLC, 2.55%, 2015	471,000	480,790
Santander International Debt S.A., 2.991%, 2013 (n)	800,000	802,658
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	400,000	406,338
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	888,454
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	454,613
Westpac Banking Corp., 2%, 2017	1,080,000	1,087,039

		$23,003,688
Medical & Health Technology & Services - 0.7%
Cardinal Health, Inc., 5.8%, 2016	$840,000	$956,591
McKesson Corp., 5.7%, 2017	370,000	416,403
Owens & Minor, Inc., 6.35%, 2016	710,000	769,253

		$2,142,247
Metals & Mining - 1.2%
Barrick Gold Corp., 4.1%, 2023 (n)	$1,360,000	$1,156,691
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	500,000	473,746
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	810,000	742,775
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	1,170,000	1,140,176
Vale Overseas Ltd., 4.375%, 2022	421,000	398,803

		$3,912,191
Mortgage-Backed - 0.8%
Fannie Mae, 5.5%, 2019 - 2036	$831,855	$891,934
Fannie Mae, 6.5%, 2031	68,389	77,389
Fannie Mae, 6%, 2034 (f)	723,672	799,490
Freddie Mac, 4.224%, 2020	818,658	895,492

		$2,664,305
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$1,015,000	$978,318

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$1,400,000	$1,381,114

Natural Gas - Pipeline - 1.9%
DCP Midstream LLC, 3.875%, 2023	$630,000	$589,533
Energy Transfer Partners LP, 3.6%, 2023	825,000	779,568
Energy Transfer Partners LP, 6.5%, 2042	779,000	855,778
Enterprise Products Partners LP, 6.3%, 2017	870,000	1,017,996
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,204,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Spectra Energy Capital LLC, 8%, 2019	$679,000	$851,492
Sunoco Logistics Partner LP, 3.45%, 2023	592,000	555,757
Williams Cos., Inc., 3.7%, 2023	279,000	257,042

		$6,111,702
Network & Telecom - 0.9%
AT&T, Inc., 5.5%, 2018	$660,000	$758,052
Centurylink, Inc., 7.65%, 2042	810,000	765,450
France Telecom, 4.375%, 2014	640,000	660,503
Verizon Communications, Inc., 8.75%, 2018	448,000	585,657

		$2,769,662
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (z)	$527,000	$525,946
Transocean, Inc., 2.5%, 2017	314,000	312,862
Transocean, Inc., 6%, 2018	670,000	755,280

		$1,594,088
Other Banks & Diversified Financials - 3.7%
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	$102,000	$95,625
Bancolombia S.A., 5.95%, 2021	398,000	414,915
Bancolombia S.A., 5.125%, 2022	43,000	39,990
BBVA Banco Continental S.A., 5%, 2022 (n)	40,000	39,200
Citigroup, Inc., 6.375%, 2014	630,000	664,200
Citigroup, Inc., 6.01%, 2015	530,000	566,799
Citigroup, Inc., 8.5%, 2019	919,000	1,172,482
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	797,381
Intesa Sanpaolo S.p.A., 3.875%, 2018	996,000	968,357
Intesa Sanpaolo S.p.A., FRN, 2.674%, 2014 (n)	590,000	591,857
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	645,000	726,257
PKO Finance AB, 4.63%, 2022 (n)	57,000	55,376
Rabobank Nederland N.V., 3.375%, 2017	525,000	554,547
Rabobank Nederland N.V., 3.95%, 2022	1,174,000	1,127,769
Santander Holdings USA, Inc., 4.625%, 2016	130,000	138,142
SunTrust Banks, Inc., 3.5%, 2017	622,000	653,379
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	943,389
Swedbank AB, 2.125%, 2017 (n)	615,000	611,279
U.S. Bancorp, 2.95%, 2022	416,000	394,453
Union Bank, 3%, 2016	1,250,000	1,307,344

		$11,862,741
Personal Computers & Peripherals - 0.3%
Equifax, Inc., 3.3%, 2022	$671,000	$631,426
Motorola Solutions, Inc., 3.5%, 2023	219,000	206,794

		$838,220
Pharmaceuticals - 0.8%
Celgene Corp., 3.95%, 2020	$890,000	$915,054
Hospira, Inc., 6.05%, 2017	490,000	523,944
Pfizer, Inc., 6.2%, 2019	860,000	1,041,576

		$2,480,574
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 2021	$730,000	$798,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.3%
Pearson Funding Five PLC, 3.25%, 2023 (z)	$561,000	$517,677
Pearson Funding Four PLC, 3.75%, 2022 (n)	437,000	425,089

		$942,766
Railroad & Shipping - 0.5%
CSX Corp., 4.1%, 2044	$1,905,000	$1,679,698

Real Estate - 2.3%
Boston Properties LP, REIT, 3.7%, 2018	$420,000	$444,462
DDR Corp., REIT, 4.625%, 2022	874,000	898,063
DDR Corp., REIT, 3.375%, 2023	1,263,000	1,171,137
ERP Operating LP, REIT, 3%, 2023	644,000	597,890
HCP, Inc., REIT, 5.375%, 2021	806,000	886,076
Health Care REIT, Inc., 2.25%, 2018	312,000	308,061
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	232,413
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,010,759
WEA Finance LLC, 6.75%, 2019 (n)	590,000	701,874

		$7,250,735
Retailers - 1.7%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,240,536
Dollar General Corp., 4.125%, 2017	706,000	747,706
Gap, Inc., 5.95%, 2021	1,118,000	1,256,767
Kohl’s Corp., 3.25%, 2023	997,000	927,705
Limited Brands, Inc., 5.25%, 2014	242,000	251,075
Macy’s, Inc., 7.875%, 2015	860,000	970,904

		$5,394,693
Supermarkets - 0.3%
Kroger Co., 3.85%, 2023	$1,090,000	$1,082,543

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$1,290,000	$1,303,332

Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 4.625%, 2015	$440,000	$460,478
American Tower Corp., REIT, 4.7%, 2022	732,000	732,824
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	951,551
Digicel Group Ltd., 6%, 2021 (n)	316,000	309,680
Millicom International Cellular S.A., 4.75%, 2020 (n)	205,000	198,850
MTS International Funding Ltd., 5%, 2023 (n)	201,000	187,975
Rogers Cable, Inc., 5.5%, 2014	659,000	678,448

		$3,519,806
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$352,000	$468,806
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	826,031
Lorillard Tobacco Co., 8.125%, 2019	640,000	781,220
Lorillard Tobacco Co., 6.875%, 2020	480,000	553,324
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,206,620
Reynolds American, Inc., 4.75%, 2042	1,270,000	1,153,570

		$4,989,571
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 2018 (n)	$310,000	$291,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 2017 (n)	$930,000	$1,079,810

U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$249,234

Utilities - Electric Power - 2.9%
CMS Energy Corp., 4.25%, 2015	$760,000	$804,783
CMS Energy Corp., 5.05%, 2022	608,000	662,262
Duke Energy Corp., 3.35%, 2015	1,230,000	1,281,703
Enel Finance International S.A., 6.25%, 2017 (n)	920,000	1,008,992
Exelon Generation Co. LLC, 5.2%, 2019	360,000	398,202
Exelon Generation Co., LLC, 4.25%, 2022	391,000	392,898
Oncor Electric Delivery Co., 4.1%, 2022	922,000	964,833
Pacific Gas & Electric Co., 3.25%, 2023	1,057,000	1,037,404
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,210,000	1,272,749
Progress Energy, Inc., 3.15%, 2022	1,148,000	1,114,562
Waterford 3 Funding Corp., 8.09%, 2017	277,116	280,454

		$9,218,842
Total Bonds		$212,147,642

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	7,311	$38,090

Underlying Affiliated Funds - 33.9%
MFS High Yield Pooled Portfolio (v)	11,099,890	$109,000,922

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	173	$173
Total Investments		$321,186,827

Other Assets, Less Liabilities - 0.1%		230,193
Net Assets - 100.0%		$321,417,020

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,593,830, representing 19.2% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019	1/28/10	$149,082	$182,241
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040	3/01/06	423,107	204,513
Falcon Franchise Loan LLC, FRN, 7.5%, 2023	1/18/02	24,042	121,354
Falcon Franchise Loan LLC, FRN, 11.946%, 2025	1/29/03	24,764	47,349
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13-7/16/13	1,160,185	1,140,176

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
ING U.S., Inc., 5.7%, 2043	7/23/13	$504,209	$505,652
LeasePlan Corp. N.V., 2.5%, 2018	5/07/13	284,720	277,292
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	56,131	61,978
Myriad International Holdings B.V., 6%, 2020	7/11/13	524,000	541,030
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022	7/26/13	526,968	525,946
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	560,302	517,677
Santander U.S. Debt S.A.U., 3.724%, 2015	3/26/13	404,711	406,338
Total Restricted Securities			$4,531,546
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	456,714	10/18/13	$417,912	$408,341	$9,571
BUY	EUR	Deutsche Bank AG	678,000	10/18/13	896,792	902,232	5,440
BUY	EUR	Goldman Sachs International	814,909	10/18/13	1,077,523	1,084,421	6,898
BUY	EUR	UBS AG	316,050	10/18/13	419,523	420,576	1,053
BUY	JPY	Merrill Lynch International Bank	281,737,376	10/18/13	2,841,469	2,878,732	37,263

							$60,225

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,549,129	10/18/13	$1,468,967	$1,505,382	$(36,415)
SELL	DKK	Goldman Sachs International	1,701,041	10/18/13	297,504	303,792	(6,288)
SELL	EUR	Barclays Bank PLC	4,237,804	10/18/13	5,433,798	5,639,358	(205,560)
BUY	GBP	Deutsche Bank AG	158,000	10/18/13	242,737	240,236	(2,501)
SELL	GBP	Credit Suisse Group	907,574	10/18/13	1,355,099	1,379,945	(24,846)
SELL	GBP	Merrill Lynch International Bank	907,574	10/18/13	1,354,709	1,379,945	(25,236)
SELL	JPY	Goldman Sachs International	34,890,000	10/18/13	350,198	356,499	(6,301)
SELL	SEK	Goldman Sachs International	1,114,421	10/18/13	165,737	170,673	(4,936)

							$(312,083)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	179	$22,632,313	September - 2013	$449,506

At July 31, 2013, the fund had liquid securities with an aggregate value of $323,102 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$38,090	$38,090
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	249,234	—	249,234
Non-U.S. Sovereign Debt	—	49,064,679	—	49,064,679
Municipal Bonds	—	978,318	—	978,318
U.S. Corporate Bonds	—	108,163,180	—	108,163,180
Residential Mortgage-Backed Securities	—	2,664,304	—	2,664,304
Commercial Mortgage-Backed Securities	—	1,042,880	—	1,042,880
Asset-Backed Securities (including CDOs)	—	2,288,400	—	2,288,400
Foreign Bonds	—	47,696,647	—	47,696,647
Mutual Funds	109,001,095	—	—	109,001,095
Total Investments	$109,001,095	$212,147,642	$38,090	$321,186,827

Other Financial Instruments
Futures Contracts	$449,506	$—	$—	$449,506
Forward Foreign Currency Exchange Contracts	—	(251,858)	—	(251,858)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$38,675
Change in unrealized appreciation (depreciation)	(585)
Balance as of 7/31/13	$38,090

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2013 is $(585).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$314,026,116
Gross unrealized appreciation	12,599,857
Gross unrealized depreciation	(5,439,146)
Net unrealized appreciation (depreciation)	$7,160,711

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	11,702,596	(602,706)	11,099,890
MFS Institutional Money Market Portfolio	8,495,868	61,264,125	(69,759,820)	173

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$1,138,264	$—	$2,714,226	$109,000,922
MFS Institutional Money Market Portfolio	—	—	6,165	173

Total	$1,138,264	$—	$2,720,391	$109,001,095

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013 are as follows:

United States	63.2%
United Kingdom	4.8%
France	2.9%
Italy	2.9%
Netherlands	2.7%
Canada	2.5%
Russia	2.0%
Japan	1.9%
Germany	1.8%
Other Countries	15.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.